Average Annual Total Returns - Equity Index Fund	Equity Index Fund Class Past One Year	Equity Index Fund Class Past Five Years	Equity Index Fund Class Past Ten Years	Equity Index Fund Class Return after taxes on distributions Past One Year	Equity Index Fund Class Return after taxes on distributions Past Five Years	Equity Index Fund Class Return after taxes on distributions Past Ten Years	Equity Index Fund Class Return after taxes on distributions and sales of shares Past One Year	Equity Index Fund Class Return after taxes on distributions and sales of shares Past Five Years	Equity Index Fund Class Return after taxes on distributions and sales of shares Past Ten Years	Past One Year	Past Five Years	Past Ten Years	Return after taxes on distributions and sales of shares Past One Year	Return after taxes on distributions and sales of shares Past Five Years	Return after taxes on distributions and sales of shares Past Ten Years
Total				18.20%	15.06%	13.72%	14.73%	13.27%	12.33%	18.40%	15.22%	13.88%	11.86%	11.45%	10.08%